Carve-out Balance Sheets (Predecessor) (Parenthetical) - United Maritime Predecessor [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current liabilities:
Deferred finance costs, current portion	$ 57,682	$ 72,926
Non-current liabilities:
Deferred finance costs, non-current portion	$ 21,617	$ 46,330